Fair values - Summary of Carrying Amounts And Fair Value of The Financial Instruments (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Financial guarantee contracts
Financial liabilities
Carrying value			₨ 78
Fair value			78
Non convertible debentures | Financial liabilities at amortised cost, category [member]
Financial liabilities
Carrying value	₨ 84,262	$ 1,111	100,584
Fair value	82,622	1,089	101,725
Term loan from bank | Financial liabilities at amortised cost, category [member]
Financial liabilities
Carrying value	63,819	841	51,157
Fair value	58,928	777	51,455
Term Loan From Financial Institutions | Financial liabilities at amortised cost, category [member]
Financial liabilities
Carrying value	109,769	1,447	93,419
Fair value	112,382	1,481	99,394
Compulsorily Convertible Debentures | Financial liabilities at amortised cost, category [member]
Financial liabilities
Carrying value	1,213	16	809
Fair value	1,213	16	809
Senior Secured Notes | Financial liabilities at amortised cost, category [member]
Financial liabilities
Carrying value	170,712	2,250	92,924
Fair value	164,617	2,170	98,308
Compulsorily Convertible Preference Shares | Financial liabilities at amortised cost, category [member]
Financial liabilities
Carrying value			26,697
Fair value			26,697
Interest accrued but not due on borrowings | Financial liabilities at amortised cost, category [member]
Financial liabilities
Carrying value	1,821	24	1,686
Fair value	1,821	24	1,686
Interest accrued but not due on debentures | Financial liabilities at amortised cost, category [member]
Financial liabilities
Carrying value	2,037	27	1,344
Fair value	2,037	27	1,344
Capital creditors | Financial liabilities at amortised cost, category [member]
Financial liabilities
Carrying value	11,036	145	9,001
Fair value	11,036	145	9,001
Purchase consideration payable | Financial liabilities at amortised cost, category [member]
Financial liabilities
Carrying value	88	1	191
Fair value	88	1	191
Cash settled shared based payment liability | Financial liabilities at amortised cost, category [member]
Financial liabilities
Carrying value	36	0
Fair value	36	0
Other payables | Financial liabilities at amortised cost, category [member]
Financial liabilities
Carrying value	7	0	1
Fair value	7	0	1
Provision for operation and maintenance equalisation | Financial liabilities at amortised cost, category [member]
Financial liabilities
Carrying value	2,652	35
Fair value	2,652	35
Interest-bearing loans and borrowings - short term | Financial liabilities at amortised cost, category [member]
Financial liabilities
Carrying value	14,485	191	10,643
Fair value	14,485	191	10,643
Trade payables | Financial liabilities at amortised cost, category [member]
Financial liabilities
Carrying value	5,609	74	3,245
Fair value	5,609	74	3,245
Liability for Put Options with Non-controlling Interests
Financial liabilities
Carrying value	9,546
Liability for Put Options with Non-controlling Interests | Financial liabilities at fair value
Financial liabilities
Carrying value	9,546	126
Fair value	9,546	126
Derivative instruments - share warrants | Financial liabilities at FVTPL
Financial liabilities
Carrying value	2,486	33
Fair value	2,486	33
Derivative instruments - hedge instruments | Financial liabilities designated as a hedge instrument at fair value
Financial liabilities
Carrying value	1,723	23	1,070
Fair value	1,723	23	1,070
Security Deposits | Financial assets measured at amortised cost
Financial assets
Carrying value	231	3	185
Fair value	231	3	185
Bank deposits with remaining maturity for more than twelve months | Financial assets measured at amortised cost
Financial assets
Carrying value	1,318	17	2,999
Fair value	1,318	17	2,999
Trade receivables | Financial assets measured at amortised cost
Financial assets
Carrying value	45,825	604	35,980
Fair value	45,825	604	35,980
Cash and cash equivalents | Financial assets measured at amortised cost
Financial assets
Carrying value	28,379	374	20,679
Fair value	28,379	374	20,679
Bank balances other than cash and cash equivalents | Financial assets measured at amortised cost
Financial assets
Carrying value	50,741	669	26,506
Fair value	50,741	669	26,506
Advances Recoverable | Financial assets measured at amortised cost
Financial assets
Carrying value	153	2	154
Fair value	153	2	154
Interest Accrued On Fixed Deposits | Financial assets measured at amortised cost
Financial assets
Carrying value	444	6	394
Fair value	444	6	394
Interest Accrued on Loan to Third Party | Financial assets measured at amortised cost
Financial assets
Carrying value	40	1
Fair value	40	1
Government grant receivable | Financial assets measured at amortised cost
Financial assets
Carrying value	783	10	1,161
Fair value	783	10	1,161
Loans To Related Parties | Financial assets measured at amortised cost
Financial assets
Carrying value			11
Fair value			11
Deferred Consideration Receivable | Financial assets measured at amortised cost
Financial assets
Carrying value	2,547	34	1,936
Fair value	2,547	34	1,936
Loans and Advances to Third Party | Financial assets measured at amortised cost
Financial assets
Carrying value	556	7
Fair value	556	7
Other current financial assets | Financial assets measured at amortised cost
Financial assets
Carrying value	148	2	52
Fair value	148	2	52
Derivative instruments - hedge instruments | Financial assets designated as a hedge instrument at fair value
Financial assets
Carrying value	3,593	47	2,691
Fair value	₨ 3,593	$ 47	₨ 2,691